- Fair Value Measurements on Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Assets:
Deferred compensation plan asset	$ 19,995	[1]
Liabilities:
Deferred compensation plan liability	28,627	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Deferred compensation plan asset	13,893	[1]
Liabilities:
Deferred compensation plan liability	28,627	[2]
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Deferred compensation plan asset	6,102	[1]
Fair Value Measurements (Textual) [Abstract]
Cost basis of the investment funds	$ 19,764

[1]	The deferred compensation plan asset consists of the investment funds maintained for the future payments under the Company’s executive deferred compensation plan, which is structured as a rabbi trust. The investments are marketable securities accounted for under the Debt and Equity Securities Topic of the ASC. The level 1 investments are valued using quoted market prices multiplied by the number of shares. The level 2 investments are valued based on vendor or broker models. The cost basis of the investment funds is $19,764.
[2]	The deferred compensation plan liability represents the value of the Company’s liability under its deferred compensation plan based on quoted market prices in active markets for identical assets.